PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Summary of property and equipment, net

Property and equipment, net consist of the following:

	As of September 30,
	2021	2022
Cost:
Buildings	40,167	—
Vehicle	3,043	2,269
Office furniture, fixtures and equipment	20,456	922
	63,666	3,191
Less: Accumulated depreciation	(24,726)	(2,691)
	38,940	500

Summary of Disposed Property and Equipment	On the disposal date, the disposed property and equipment were comprised of the following.

	For the years ended September 30,
	2020	2021	2022
Cost:
Buildings	620,354	45,548	—
Vehicle	253,205	22,830	—
Office furniture, fixtures and equipment	500	50	—
	874,059	68,428	—
Less: Accumulated depreciation	(419,835)	(42,012)	—
	454,224	26,416	—